Impact on income statement for the half-year ended 30 June 2022	6 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Impact on income statement for the half-year ended 30 June 2022
Note 25: Impact on balance sheet as at 1 January 2022
In accordance with the requirements of accounting standards, set out below is the Group’s balance sheet at 1 January 2022, prepared in accordance with the applicable accounting policies following the adoption of IFRS 17.
Consolidated balance sheet – as at 1 January 2022

	Note	As previously reported At 31 Dec 2021 £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated At 1 Jan 2022 £m

Assets
Cash and balances at central banks		76,420	–	–	76,420
Items in the course of collection from banks		147	–	(147)
Financial assets at fair value through profit or loss	1	206,771	200	–	206,971
Derivative financial instruments		22,051	–	–	22,051
Financial assets at amortised cost		517,156	–	–	517,156
Financial assets at fair value through other comprehensive income		28,137	–	–	28,137
Reinsurance assets	2	759	(759)	–
Investments in joint ventures and associates		352	–	(352)
Goodwill		2,320	–	(2,320)
Value of in-force business	3	5,514	(5,317)	(197)
Other intangible assets		4,196	–	(4,196)
Goodwill and other intangible assets			–	6,713	6,713
Current tax recoverable		363	–	–	363
Deferred tax assets	4	3,118	655	–	3,773
Retirement benefit assets		4,531	–	–	4,531
Other assets	2	14,690	(47)	499	15,142
Total assets		886,525	(5,268)	–	881,257
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 25: Impact on balance sheet as at 1 January 2022 (continued)
Consolidated balance sheet – as at 1 January 2022 (continued)

	Note	As previously reported At 31 Dec 2021 £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated At 1 Jan 2022 £m

Liabilities
Deposits from banks		7,647	–	–	7,647
Customer deposits		476,344	–	–	476,344
Repurchase agreements at amortised cost		31,125	–	–	31,125
Items in course of transmission to banks		316	–	(316)
Financial liabilities at fair value through profit or loss		23,123	–	–	23,123
Derivative financial instruments		18,060	–	–	18,060
Notes in circulation		1,321	–	–	1,321
Debt securities in issue		71,552	–	–	71,552
Liabilities arising from insurance contracts and participating investment contracts	5	123,423	1,756	–	125,179
Liabilities arising from non-participating investment contracts	6	45,040	(4,150)	–	40,890
Other liabilities	7	19,947	(896)	316	19,367
Retirement benefit obligations		230	–	–	230
Current tax liabilities		6	–	–	6
Deferred tax liabilities	4	39	(31)	–	8
Other provisions		2,092	(12)	–	2,080
Subordinated liabilities		13,108	–	–	13,108
Total liabilities		833,373	(3,333)	–	830,040

Equity
Share capital		7,102	–	–	7,102
Share premium account		18,479	–	–	18,479
Other reserves		11,189	(12)	–	11,177
Retained profits		10,241	(1,923)	–	8,318
Ordinary shareholders’ equity		47,011	(1,935)	–	45,076
Other equity instruments		5,906	–	–	5,906
Total equity excluding non-controlling interests		52,917	(1,935)	–	50,982
Non-controlling interests		235	–	–	235
Total equity		53,152	(1,935)	–	51,217
Total equity and liabilities		886,525	(5,268)	–	881,257
1    Own shares held through consolidated collective investment vehicles classified as financial assets at fair value through profit or loss rather than in equity under IFRS 17.
2    Reinsurance assets are replaced by reinsurance contract assets, which are presented within other assets, under IFRS 17.
3    The value of in-force business (VIF) is not recognised on the balance sheet under IFRS 17 and acquired VIF presented within goodwill and other intangible assets.
4    Deferred tax assets and liabilities are recalculated based on IFRS 17 retained earnings.
5    Change in measurement basis of liabilities arising from insurance contracts and participating investment contracts under IFRS 17.
6    Recognition of certain hybrid unit-linked and With-Profit contracts under IFRS 17.
7    Unallocated surplus relating to the With-Profit funds is recognised as part of the liabilities arising from insurance contracts and participating investment contracts under IFRS 17.
Note 26: Impact on income statement for the half-year ended 30 June 2022
The adjustments to the Group’s statutory income statement for the half-year ended 30 June 2022 arising on the adoption of IFRS 17 are presented below.
Consolidated income statement for the half-year ended 30 June 2022

	Note	As previously reported £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated £m

Interest income		7,429	–	–	7,429
Interest expense	1	(229)	–	(1,163)	(1,392)
Net interest income		7,200	–	(1,163)	6,037
Fee and commission income		1,408	(38)	–	1,370
Fee and commission expense		(662)	141	–	(521)
Net fee and commission income		746	103	–	849
Net trading income (losses)		(19,302)	–	–	(19,302)
Insurance premium income	2	4,651	(4,651)	–
Insurance revenue	3		1,201	–	1,201
Insurance service expense	4		(1,447)	–	(1,447)
Net income (losses) from reinsurance contracts held			(6)	–	(6)
Insurance service result			(252)	–	(252)
Other operating income	5	385	290	–	675
Other income		(13,520)	(4,510)	–	(18,030)
Total income		(6,320)	(4,510)	(1,163)	(11,993)
Insurance claims and changes in insurance and investment contract liabilities	6	15,043	(15,043)	–
Net finance (expense) income from insurance, participating investment and reinsurance contracts	7		14,300	–	14,300
Movement in third party interests in consolidated funds	1		–	1,163	1,163
Change in non-participating investment contracts	8		4,478	–	4,478
Total income, after net finance (expense) income in respect of insurance and investment contracts		8,723	(775)	–	7,948
Operating expenses	9	(4,681)	263	–	(4,418)
Impairment		(381)	–	–	(381)
Profit before tax		3,661	(512)	–	3,149
Tax expense		(835)	133	–	(702)
Profit for the period		2,826	(379)	–	2,447

Profit attributable to ordinary shareholders		2,569	(379)	–	2,190
Profit attributable to other equity holders		214	–	–	214
Profit attributable to equity holders		2,783	(379)	–	2,404
Profit attributable to non-controlling interests		43	–	–	43
Profit for the period		2,826	(379)	–	2,447
1    Movement in third party interests in consolidated funds is reclassified from interest expense to a separate line on the face of the income statement.
2    Insurance premium income is removed as this is no longer presented in the income statement under IFRS 17.
3    Insurance revenue includes the CSM released to the income statement and changes in the risk adjustment related to current service (for more details on IFRS 17 measurement see note 24).
4    Insurance services expense includes incurred claims excluding any investment components, attributable service expenses and losses as a result of contract modifications.
5    The change in operating income is primarily driven by the removal of the movement in the value of in-force asset.
6    These changes are analysed using different line items under IFRS 17.
7    Finance related changes to the carrying value of insurance, participating investment and reinsurance contracts.
8    Change in non-participating investment contracts is presented as a separate line item
9    Maintenance expenses are included within insurance service expense and acquisition expenses are deferred within the CSM under IFRS 17.
Note 27: Impact on balance sheet as at 31 December 2022
The adjustments to the Group’s balance sheet as at 31 December 2022 arising on the adoption of IFRS 17 are presented below.
Consolidated balance sheet – as at 31 December 2022

	Note	As previously reported At 31 Dec 2022 £m	IFRS 17 adjustments as at 1 Jan 2022 (see below) £m	IFRS 17 2022 movements £m	Other changes (see note 1) £m	Restated At 31 Dec 2022 £m

Assets
Cash and balances at central banks		91,388	–	–	–	91,388
Items in the course of collection from banks		242	–	–	(242)
Financial assets at fair value through profit or loss	1	180,609	200	(40)	–	180,769
Derivative financial instruments		24,753	–	–	–	24,753
Financial assets at amortised cost		520,322	–	–	–	520,322
Financial assets at fair value through other comprehensive income		23,154	–	–	–	23,154
Reinsurance assets	2	616	(759)	143	–
Investments in joint ventures and associates		385	–	–	(385)
Goodwill		2,655	–	–	(2,655)
Value of in-force business	3	5,419	(5,317)	72	(174)
Other intangible assets		4,786	–	–	(4,786)
Goodwill and other intangible assets			–	–	7,615	7,615
Current tax recoverable		612	–	–	–	612
Deferred tax assets	4	5,228	655	539	–	6,422
Retirement benefit assets		3,823	–	–	–	3,823
Other assets	2	13,837	(47)	119	627	14,536
Total assets		877,829	(5,268)	833	–	873,394
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 27: Impact on balance sheet as at 31 December 2022 (continued)
Consolidated balance sheet – as at 31 December 2022 (continued)

	Note	As previously reported At 31 Dec 2022 £m	IFRS 17 adjustments as at 1 Jan 2022 (see below) £m	IFRS 17 2022 movements £m	Other changes (see note 1) £m	Restated At 31 Dec 2022 £m

Liabilities
Deposits from banks		7,266	–	–	–	7,266
Customer deposits		475,331	–	–	–	475,331
Repurchase agreements at amortised cost		48,596	–	–	–	48,596
Items in course of transmission to banks		372	–	–	(372)
Financial liabilities at fair value through profit or loss		17,755	–	–	–	17,755
Derivative financial instruments		24,042	–	–	–	24,042
Notes in circulation		1,280	–	–	–	1,280
Debt securities in issue		73,819	–	–	–	73,819
Liabilities arising from insurance contracts and participating investment contracts	5	106,893	1,756	1,629	–	110,278
Liabilities arising from non-participating investment contracts	6	42,975	(4,150)	651	–	39,476
Other liabilities	7	19,090	(896)	198	372	18,764
Retirement benefit obligations		126	–	–	–	126
Current tax liabilities		8	–	–	–	8
Deferred tax liabilities	4	216	(31)	24	–	209
Other provisions		1,809	(12)	6	–	1,803
Subordinated liabilities		10,730	–	–	–	10,730
Total liabilities		830,308	(3,333)	2,508	–	829,483

Equity
Share capital		6,729	–	–	–	6,729
Share premium account		18,504	–	–	–	18,504
Other reserves		6,602	(12)	(3)	–	6,587
Retained profits		10,145	(1,923)	(1,672)	–	6,550
Ordinary shareholders’ equity		41,980	(1,935)	(1,675)	–	38,370
Other equity instruments		5,297	–	–	–	5,297
Total equity excluding non-controlling interests		47,277	(1,935)	(1,675)	–	43,667
Non-controlling interests		244	–	–	–	244
Total equity		47,521	(1,935)	(1,675)	–	43,911
Total equity and liabilities		877,829	(5,268)	833	–	873,394
1    Own shares held through consolidated collective investment vehicles classified as financial assets at fair value through profit or loss rather than in equity under IFRS 17.
2    Reinsurance assets are replaced by reinsurance contract assets, which are presented within other assets, under IFRS 17.
3    The value of in-force business (VIF) is not recognised on the balance sheet under IFRS 17 and acquired VIF presented within goodwill and other intangible assets.
4    Deferred tax assets and liabilities are recalculated based on IFRS 17 retained earnings.
5    Change in measurement basis of liabilities arising from insurance contracts and participating investment contracts under IFRS 17.
6    Recognition of certain hybrid unit-linked and With-Profit contracts under IFRS 17.
7    Unallocated surplus relating to the With-Profit funds is recognised as part of the liabilities arising from insurance contracts and participating investment contracts under IFRS 17.